Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity File Number	0-24249
Entity Registrant Name	INTERPACE BIOSCIENCES, INC.
Entity Central Index Key	0001054102
Entity Tax Identification Number	22-2919486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Morris Corporate Center 1
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	300 Interpace Parkway
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(855)
Local Phone Number	776-6419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable